Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Contract and contract-related liabilities:
Outstanding chip liability	$ 597,753	$ 227,538
Loyalty program obligations	91,119	88,379
Casino front money	303,950	214,017
Advance deposits and ticket sales	149,698	148,707
Unpaid wagers and other	85,978	74,563
Other accrued liabilities:
Payroll and related	483,101	483,194
Taxes, other than income taxes	170,639	166,917
Other	178,343	180,274
Other accrued liabilities	2,114,635	1,637,708
MGM Growth Properties LLC [Member]
Other accrued liabilities:
MGP Dividend	29,777	22,281
MGM China [Member]
Other accrued liabilities:
MGM China gaming promoter commissions	$ 24,277	$ 31,838